Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Class A and Class B ordinary shares - Diluted	[1]	82,497,513	81,166,851
Class A and Class B ordinary shares - Diluted	[1]	$ 0.06	$ 0.08

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.